SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2011 ₪ / shares shares	Nov. 12, 2025 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Treasury shares (in Shares) | shares	1,287,182	1,293,684
Treasury value	$ 930	$ 883
Treasury shares were utilized	$ 124	$ 181		$ 61
Dividends paid per share (in Dollars per share) | $ / shares	$ 0.22	$ 0.24		$ 0.24
Paid dividends to shareholders	$ 4,502	$ 4,868		$ 4,839
Lower tax rate on part of the capital gains	25.00%
Trading days period	30 days
Number of shares repurchased | shares	117,998
Value of shares repurchased	$ 130
2011 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in Shares) | shares	100,000	200,000		132,000
Ordinary shares price (in New Shekels per share) | ₪ / shares					₪ 0.01
Expired term	5 years
Exercise price | (per share)	$ 1.8	$ 1.972	₪ 0.01	$ 0.003
Total unrecognized compensation costs	$ 109
Weighted average period	9 months 18 days
Total intrinsic value of options exercised	$ 224	$ 372		$ 129
Aggregate intrinsic value of the outstanding options	174
Aggregate intrinsic value of the exercisable options	$ 41
Number of remaining authorized shares | shares	2,956,210
2011 Share Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding options granted, vesting period					2 years
2011 Share Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in Shares) | shares					1,800,000
Outstanding options granted, vesting period					4 years
Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of ordinary shares (in Shares) | shares	3,165,092
Total consideration	$ 2,800
Amount authorized for repurchase of share						$ 2,400
Number of shares repurchased | shares	118
Value of shares repurchased	$ 0